Investment Risks - AFL CIO HOUSING INVESTMENT TRUST	Apr. 30, 2026
Market Risk [Member]
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Market Risk: The value of a Participant’s investment is based on the values of the HIT’s investments. The value of securities held by the HIT may fluctuate, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political or regulatory conditions, inflation, changes in interest rates, adverse investor sentiment and other global market developments and disruptions, including those arising out of domestic political circumstances, geopolitical events (such as war), health emergencies (such as pandemics), natural disasters, terrorism, trade disputes and barriers (including tariffs), supply chain disruptions, sanctions and government or quasi-government actions. It is difficult to predict when events affecting the U.S. or global financial markets may occur.

Interest Rate Risk [Member]
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Interest Rate Risk: Changes in interest rates may adversely affect the HIT’s fixed-income investments, such as by impacting the value or liquidity of, and income generated by, the investments. Interest rates may change as a result of a variety of factors, and any changes may be sudden and significant, with unpredictable results for the financial markets and the HIT’s investments. Fixed-income investments with longer durations are more sensitive to changes in interest rates, and thus, subject to more volatility than similar investments with shorter durations. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Periods of higher inflation could cause such authorities to raise interest rates, which may adversely affect the HIT and its investments. Generally, the values of fixed-income investments will fall when market interest rates rise and rise when market interest rates fall. Rising interest rates may also reduce prepayment rates, causing the average life of certain securities of the HIT to increase, which could in turn further reduce the value of the HIT’s portfolio. Other factors that may affect the interest rate risk for debt securities include, but are not limited to, economic, political, public health, and other crises and responses by governments and companies to such crises.

Prepayment and Extension Risk [Member]
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Prepayment and Extension Risk: Generally, the market value of the HIT’s investments will rise at times when market interest rates fall. However, at times when market interest rates fall below the interest rates on HIT’s investments, some borrowers may prepay the HIT’s fixed-income securities or their underlying mortgages more quickly than might otherwise be the case. In such an event, the HIT may be required to reinvest the proceeds of such prepayments in other investments bearing lower interest rates than those which were prepaid. When market interest rates rise above the interest rates of the HIT’s investments, the prepayment rate of the mortgage loans backing certain HIT securities may decrease, causing the average maturity of the HIT’s investments to lengthen and making these investments more sensitive to interest rate changes. This could, in turn, further reduce the value of the HIT’s portfolio and make the HIT’s Unit price more volatile.

Credit Risk [Member]
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Credit Risk: Credit risk is the risk of loss of principal and interest as a result of a failure of an issuer of the HIT’s investments to make timely payments, a failure of a credit enhancement backing the HIT’s investments after a default on the underlying mortgage loan or other asset, a downgrading of the credit rating (or a perceived decline in the creditworthiness) of an investment or the provider of the credit enhancement for an investment, or a decline in the value of assets underlying the mortgage loan or other asset.

Default Risk [Member]
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Default Risk: There is a risk that borrowers may default under the mortgage loans or other assets that directly or indirectly secure the HIT’s investments. In the event of default, the HIT may experience a loss of principal and interest and any premium value on the related securities. This risk may be lessened to the extent that the securities are guaranteed or insured by a third party, including an agency of the U.S. government.

Concentration Risk [Member]
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Concentration Risk: The HIT concentrates its investments in fixed-income securities in the mortgage and mortgage finance sectors of the real estate industry. These sectors have experienced price volatility in the past. This concentration subjects the HIT to greater risk of loss as a result of adverse economic, political or regulatory conditions, or other developments than if its investments were diversified across different industries.

U.S. Government-Related Securities Risk [Member]
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U.S. Government-Related Securities Risk: There are different types of U.S. government-related securities with different levels of credit risk, including the risk of default, depending on the nature of the government support for that security. For example, a U.S. government-sponsored entity, such as Federal National Mortgage Association (“Fannie Mae”) or Federal Home Loan Mortgage Corporation (“Freddie Mac”), although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and are therefore riskier than those that are. Federal government policy changes or reductions in federal government workforce could heighten the risks associated with, or the supply of, these securities.

Liquidity Risk [Member]
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Liquidity Risk: Markets for particular types of investments, including futures contracts, may experience issues with liquidity. That is, a lack of buyers at a particular time could negatively impact the value of a security during such period, even though over time the payment obligations under the security may be met. Markets for some of the types of securities in which the HIT may invest have experienced liquidity issues in the past, and its investments may experience liquidity issues in the future. Liquidity risk may be magnified in a market environment where credit spread and interest rate volatility is rising and where investor redemptions from fixed-income mutual funds may be higher than normal.

Leverage Risk [Member]
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Leverage Risk: The use of some investments or investing techniques, including futures contracts, may have the effect of magnifying, or leveraging, small changes in an asset, index or market. The HIT does not leverage its portfolio through the use of borrowings, but it may invest in forward commitments and U.S. Treasury futures contracts which may effectively add leverage to its portfolio. Forward commitments generally involve the purchase or sale of securities by the HIT at an established price with payment and delivery/settlement taking place in the future. Forward commitments may add leverage because the HIT would be subject to potential compound losses on the asset that it is committed to purchase and on the assets that it holds pending that purchase. Investments in U.S. Treasury futures contracts may add leverage because, in addition to its total net assets, the HIT would be subject to investment exposure on the notional amount of the futures contracts.

Derivatives Risk [Member]
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Derivatives Risk: In addition to the liquidity and leverage risks discussed above, the use of derivatives (namely U.S. Treasury futures contracts) involves additional risks, such as potential losses if interest rates do not move as expected and the potential for greater losses than if derivatives had not been used. Investments in derivatives can increase the volatility of the HIT’s Unit price and may expose it to significant additional costs. Such investments can also create liquidity demands on the portfolio, in the event unexpected losses cause the HIT to sell other assets to meet margin or settlement payments related to its futures trading. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. There is no guarantee that the use of derivatives will achieve its intended result.

Risk Lose Money [Member]
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Risk [Text Block]	As with any investment, you may lose money by investing in the HIT.